Hartford Life Insurance Company

Separate Account VL II

Supplement Dated May 17, 2007 to the Prospectuses Dated May 1, 2007

Stag Variable Life Last Survivor II (Series I and II)	333-88261
Stag Variable Life Last Survivor	033-89990
Hartford Variable Universal Life Last Survivor	333-131135

Supplement Dated May 17, 2007 to Your Prospectus

Under the section entitled “The Funds” in your Prospectus, the following is added to the Franklin Small Cap Value Securities Fund under the column entitled “Investment Objective”:

Seeks long-term total return.

This supplement should be retained with the prospectus for future reference.

HV-6114